UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 86.5%
Corporate — 9.9%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$749,257
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	373,110
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	250	250,693
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project, 5.40%, 7/01/20	3,500	2,774,450
American Airlines Inc., JFK International Airport, 7.75%, 8/01/31 (a)	2,000	1,999,880
British Airways Plc Project, 5.25%, 12/01/32	1,000	822,450
Continental Airlines Inc. Project, 8.00%, 11/01/12	750	763,155
Continental Airlines Inc. Project, Mandatory Put Bonds, 8.38%, 11/01/16	250	255,898
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	2,500	2,598,550
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,000	5,124,150
5.50%, 10/01/37	405	428,794
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	1,360	1,367,874

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (concluded)
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	$7,155	$7,550,242
		25,058,503
County/City/Special District/School District — 18.6%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	307,010
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	840	883,714
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	430,220
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,898,543
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	6,600	6,502,650
(AGM), 5.00%, 2/15/47	1,050	1,062,264
(NPFGC), 4.50%, 2/15/47	1,815	1,659,436
New York City Industrial Development Agency, PILOT, RB:
CAB, Yankee Stadium (AGC), 6.07%, 3/01/42 (b)	5,000	937,350
CAB, Yankee Stadium (AGC), 6.21%, 3/01/45 (b)	1,500	234,555
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	759,164
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	2,110	1,839,561
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	2,850	2,449,176
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	500	500,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB (concluded):
Fiscal 2009, Series S-1, 5.63%, 7/15/38	$200	$221,404
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,264,472
Series S-2 (NPFGC), 4.50%, 1/15/31	1,250	1,270,525
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	3,200	3,263,072
5.00%, 11/15/44	3,315	3,365,388
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	8,805	9,059,641
6.38%, 7/15/49	1,200	1,277,088
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A:
5.25%, 7/01/29	5	5,493
5.00%, 7/01/39	750	795,930
Niagara County Industrial Development Agency, Refunding RB, Series A, Mandatory Put Bonds, AMT, 5.45%, 11/15/12 (a)	3,975	4,021,786
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	625	673,850
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	295,438
		46,977,970
Education — 12.6%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,375	4,470,637
Hempstead Town Industrial Development Agency, RB, Adelphi University Civic Facility (d):
5.50%, 6/01/12	2,250	2,329,110
5.75%, 6/01/12	700	725,781
Madison County Industrial Development Agency New York, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	400	381,644
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,000	1,030,050
New York City Industrial Development Agency, RB:
Lycee Francais de New York Project, Series A (ACA), 5.50%, 6/01/15	250	260,050

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development Agency, RB (concluded):
Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	$195	$198,750
Series C, 6.80%, 6/01/28	2,500	2,584,850
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (c)	1,000	939,000
Convent of the Sacred Heart (AGM), 5.63%, 11/01/35	1,000	1,088,400
The New School (AGM), 5.50%, 7/01/43	1,500	1,627,755
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	618,115
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,109,770
Rochester University, Series A, 5.13%, 7/01/14 (d)	1,500	1,692,060
Rochester University, Series B, 5.00%, 7/01/39	550	568,156
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	514,430
Skidmore College, Series A, 5.25%, 7/01/29	135	147,937
Teachers College, 5.50%, 3/01/39	850	916,971
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	2,000	2,038,800
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	750	766,268
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	491,193
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,582,534
Carnegie Hall, 5.00%, 12/01/39	1,325	1,375,297
Juilliard School, 5.00%, 1/01/39	1,050	1,120,245
Utica Industrial Development Agency New York, RB, Munson-Williams- Proctor Arts Institute:
5.38%, 7/15/20	1,000	1,011,580
5.40%, 7/15/30	1,210	1,222,705
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,060,360
		31,872,448

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 16.7%
Dutchess County Industrial Development Agency New York, RB, St. Francis Hospital, Series B, 7.25%, 3/01/19	$815	$809,784
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	309,330
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	675	675,047
6.00%, 2/01/28	375	369,975
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	420,720
5.00%, 12/01/32	1,080	879,023
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,140,416
Nassau County Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series F-1 (ACA), 4.90%, 7/01/21	525	451,064
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,053,780
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A, 6.13%, 1/01/13	155	155,510
A Very Special Place Inc. Project, Series A, 7.00%, 1/01/33	1,600	1,467,904
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,303,281
Special Needs Facilities Pooled Program, Series A-1, 6.50%, 7/01/17	1,000	990,260
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	2,540	2,515,260
New York City Industrial Development Agency, Refunding RB (ACA), Special Needs Facilities Pooled Program:
Series A-1, 4.38%, 7/01/20	1,000	841,850
Series A-1, 4.50%, 7/01/30	210	151,532
Series C-1, 5.10%, 7/01/31	525	405,379

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	$250	$268,145
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	786,488
NYU Hospital Center, Series A, 5.00%, 7/01/36	1,500	1,466,550
NYU Hospital Center, Series A, 5.75%, 7/01/31	1,055	1,111,210
NYU Hospital Center, Series B, 5.63%, 7/01/37	530	541,559
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	1,000	1,022,490
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	762,769
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,712,777
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32 (e)	2,500	2,578,675
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,675	1,729,387
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	1,725	1,807,973
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,000	1,036,310
Orange County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	725,999
Suffolk County Industrial Development Agency New York, RB:
Huntington Hospital Project, Series B, 5.88%, 11/01/32 (d)	2,000	2,017,120
Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	135	133,685
Special Needs Facilities Pooled Program, Series D-1 (ACA), 4.90%, 7/01/21	330	283,526
Sullivan County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	283,526
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	375	393,716

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (d)	$5,200	$5,600,036
6.38%, 1/01/24	1,000	1,002,290
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1 (ACA), 4.90%, 7/01/21	350	300,710
Yonkers Industrial Development Agency New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 5.00%, 10/01/37	1,640	1,665,354
		42,170,410
Housing — 6.7%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,004,940
New York City Housing Development Corp., RB, AMT:
Series A, 5.50%, 11/01/34	2,500	2,508,150
Series C, 5.05%, 11/01/36	1,220	1,227,552
New York Mortgage Agency, Refunding RB, AMT:
Series 101, 5.40%, 4/01/32	2,240	2,240,605
Series 133, 4.95%, 10/01/21	395	404,065
Series 143, 4.90%, 10/01/37	1,835	1,813,714
New York State HFA, RB, AMT, Series A:
Division Street (SONYMA), 5.10%, 2/15/38	875	878,010
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	1,973,460
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	637,434
M/F Housing, Watergate II, 4.75%, 2/15/34	580	569,769
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,057,720
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	585	590,581
		16,906,000
State — 5.2%
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	1,700	1,744,506
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	1,000	1,119,360

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, Refunding RB, Upstate Community Colleges, Series B, 5.25%, 7/01/21	$1,565	$1,705,803
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,089,280
New York State Urban Development Corp., Refunding RB:
Clarkson Center for Advance Materials, 5.50%, 1/01/20	1,685	2,005,774
University Facilities Grants, 5.50%, 1/01/19	3,500	4,169,375
State of New York, GO, Series A, 5.00%, 2/15/39	1,250	1,348,975
		13,183,073
Tobacco — 2.4%
Chautauqua Tobacco Asset Securitization Corp. New York, RB, 6.75%, 7/01/40	1,000	903,240
Nassau County Tobacco Settlement Corp., Refunding RB, Asset-Backed, Senior Series A-3, 5.00%, 6/01/35	2,000	1,453,300
New York Counties Tobacco Trust I, RB, Tobacco Pass Thru, Series B:
6.50%, 6/01/35	750	697,868
6.63%, 6/01/42	490	456,126
Niagara County Tobacco Asset Securitization Corp. New York, RB, Asset-Backed, 6.25%, 5/15/40	1,000	888,670
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A- 1 (AMBAC), 5.25%, 6/01/20	1,455	1,556,093
		5,955,297
Transportation — 8.2%
Hudson Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	1,011,680
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,760	2,076,958
Series A, 4.50%, 11/15/38	1,400	1,389,094
Series A, 5.63%, 11/15/39	500	548,290
Onondaga County Industrial Development Agency New York, RB, AMT Air Cargo:
Senior, 6.13%, 1/01/32	3,945	3,317,508
Subordinate, 7.25%, 1/01/32	1,365	1,261,642
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	1,000	1,003,690
Special Project, JFK International Air Terminal, Series 6, 6.00%, 12/01/42	2,000	2,066,580

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB (concluded):
Special Project, JFK International Air Terminal, Series 6, (NPFGC), 6.25%, 12/01/13	$2,575	$2,695,716
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	2,555	2,569,436
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/14	2,620	2,777,646
		20,718,240
Utilities — 6.2%
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	526,440
General, Series C (CIFG), 5.25%, 9/01/29	3,000	3,373,530
Long Island Power Authority, Refunding RB, Series A:
5.50%, 4/01/24	1,250	1,411,513
5.75%, 4/01/39	300	334,974
General, 6.00%, 5/01/33	2,450	2,776,364
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,657,528
Fiscal 2009, Series A, 5.75%, 6/15/40	500	571,210
Second General Resolution HH, 5.00%, 6/15/32	2,800	3,046,792
Series FF-2, 5.50%, 6/15/40	800	892,352
New York State Environmental Facilities Corp., RB, Revolving Funds NYC Municipal Water, 5.00%, 6/15/36	1,000	1,085,610
		15,676,313
Total Municipal Bonds in New York		218,518,254
Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,011,758
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,075	884,252
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	2,000	1,993,440
Total Municipal Bonds in Guam		3,889,450

Municipal Bonds	Par (000)	Value
Puerto Rico — 7.0%
Corporate — 0.3%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	$1,000	$856,270
County/City/Special District/School District — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,028,070
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (b)	7,500	1,281,675
		2,309,745
Education — 0.4%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, University Plaza Project, Series A (NPFGC), 5.00%, 7/01/33	1,000	952,770
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,250	2,347,830
State — 1.3%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.99%, 7/01/44	1,100	116,127
(FGIC), 4.77%, 7/01/42	7,470	912,760
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.25%, 7/01/14 (d)	55	61,746
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,125,420
		3,216,053
Tobacco — 0.3%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	1,000	835,640
Transportation — 2.4%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	1,000	1,162,020
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	3,700	3,789,503
Series CC (AGM), 5.50%, 7/01/30	450	477,702
Series M, 5.00%, 7/01/32	500	484,270
		5,913,495
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	500	517,595

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	$745	$767,432
		1,285,027
Total Municipal Bonds in Puerto Rico		17,716,830
US Virgin Islands — 1.8%
Corporate — 1.8%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	4,500	4,504,725
Total Municipal Bonds in the US Virgin Islands		4,504,725
Total Municipal Bonds – 96.8%		244,629,259

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 3.0%
County/City/Special District/School District — 1.3%
City of New York New York, GO, Series J, 5.00%, 5/15/23	1,800	1,953,288
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,483,150
		3,436,438
Utilities — 1.7%
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,201,520
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 3.0%		7,637,958
Total Long-Term Investments (Cost – $244,157,651) – 99.8%		252,267,217

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	2,522,562	2,522,562
Total Short-Term Securities (Cost – $2,522,562) – 1.0%		2,522,562

Value
Total Investments (Cost - $246,680,213*) – 100.8%	$254,789,779
Other Assets Less Liabilities – 0.6%	1,539,056
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.4)%	(3,576,913)
Net Assets – 100.0%	$252,751,922

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$243,342,338
Gross unrealized appreciation	$12,470,633
Gross unrealized depreciation	(4,598,192)
Net unrealized appreciation	$7,872,441

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security. Unsettled when-issued transaction was as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$2,578,675	$81,975

(f)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Represents the current yield as of report date.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at September 30, 2011	Income

BIF New York Municipal Money Fund	1,241,982	1,280,580	2,522,562	—

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
40	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$5,220,549	$16,799

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$252,267,217	—	$252,267,217
Short-Term Securities	$2,522,562	—	—	2,522,562
Total	$2,522,562	$252,267,217	—	$254,789,779

1 See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$16,799	—	—	$16,799

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2011